Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Bloomberg Municipal Managed Money 1-7 Year Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.64%	0.83%	1.61%
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Bloomberg 5 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.03%	1.05%	1.93%
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.16%	0.54%	1.39%
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	0.36%	1.20%
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	0.73%	1.34%
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	0.46%	0.98%
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.89%	1.45%	1.98%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	0.63%	2.15%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Bloomberg 7 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.70%	1.03%	2.24%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	0.33%	1.78%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.43%	0.17%	1.67%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	0.65%	1.77%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	0.24%	1.51%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	1.25%	2.37%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.22%	1.98%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.88%	0.88%	1.73%
Performance Inception Date	May 04, 2015
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	0.81%	1.67%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	1.10%	1.68%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.48%	0.80%	1.45%
Performance Inception Date	May 04, 2015
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.80%	2.31%
Performance Inception Date	May 04, 2015
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Bloomberg 10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.92%	1.04%	2.53%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Bloomberg 15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	1.01%	2.85%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.26%	0.57%	2.05%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.22%	0.54%	2.04%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	0.93%	2.03%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	0.48%	1.77%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.99%	1.47%	2.64%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.57%)	0.46%	2.55%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.71%)	0.30%	2.40%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	1.05%	2.68%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.08%	0.35%	2.13%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.08%	1.36%	3.14%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class W
Prospectus [Line Items]
Average Annual Return, Percent		3.56%	1.75%	3.34%
Performance Inception Date	Oct. 01, 2021
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	1.55%	3.16%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	2.15%	3.38%